WARRANTS	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Text Block]

17. WARRANTS

          On November 10, 2006, the Founding Shareholders of the Company purchased 375,000 units of securities issued by the Company through China Hydro LLC (“CHL”), a limited liability company formed under the laws of the State of Delaware which holds the equity interest in the Company for the founding shareholders. Each unit consists of one ordinary share and two warrants each to purchase one ordinary share of the Company at US$5.00 per share (“Founders’ Warrants”). The exercise period of the Founders’ Warrants commences on the date of issuance and expires on the earlier of November 10, 2011 or the redemption of the warrants by the Company. The Founders’ Warrants can be redeemed at the option of the Company at any time during the exercise period at US$0.001 per warrant, provided that the last independent bid price of the ordinary share exceeds US$8.50 per share.

          On November 10, 2006, the Company also issued two warrants to Morgan Joseph, as part of the payment for services rendered by Morgan Joseph on the issuance of convertible notes (the “Notes”). One warrant allows Morgan Joseph to purchase 550,000 units of securities (each unit consists of one ordinary share and two warrants each to purchase one ordinary share of the Company at US$5.00 per share) and the other warrant allows Morgan Joseph to purchase 283,333 units of securities (each unit consists of one ordinary share and four warrants each to purchase one ordinary share of the Company at US$5.00 per share) issued by the Company at US$6.60 per unit (“Morgan Joseph Warrants”). The exercise period of the Morgan Joseph Warrants commences on the date of issuance and expires on November 10, 2011. The Morgan Joseph Warrants provide for a cashless exercise option. The Morgan Joseph Warrants expired unexercised.

          On April 11, 2007, Vicis Capital Master Fund (“Vicis”), JMG Capital Partners, LLP and JMG Triton Offshore Fund Limited (collectively, “JMG”), which are holders of the US$50,000 convertible notes (the “Notes”) issued by the Company in November 2006, approved the consummation of a business combination by the Company. Pursuant to the Notes agreements, Vicis converted its US$41,000 Notes into 6,833,333 ordinary shares and 18,666,666 warrants each to purchase one ordinary share at US$5.00 per share while JMG elected not to convert its US$9,000 Notes and received 666,666 warrants each to purchase one ordinary share at US$5.00 per share. The warrants issued to Vicis and JMG (collectively, the “Holders’ Warrants”) have terms identical to the Founders Warrants in that the Company has an option to redeem at any time at US$0.001 per warrant, provided that the last independent bid price of the ordinary share exceeds US$8.50 per share, and that the exercise period commences on the date of issuance and expires on the earlier of November 10, 2011 or the redemption of the warrants by the Company. The Holders’ Warrants issued to JMG expired unexercised.

          Under ASC sub-topic 815-40 (“ASC 815-40”), Derivatives and Hedging: Contracts in Entity’s Own Equity, if a contract could potentially be cash settled, and such settlement is not within the control of the issuer, the derivative is accounted for as an asset or liability, and changes in fair value are recognized in the consolidated statements of operations. Upon issuance of the Founders’ Warrants and Holders’ Warrants and as of December 31, 2010, the Company evaluated ASC 815-40-25-7 to ASC 815-40-25-35 and concluded that the warrants could only be physical settled or net-share settled but not net-cash settled. Therefore, the Founders’ Warrants and Holders’ Warrants have been classified as equity since their respective issuance date and the fair value at their respective commitment date was determined to be minimal by management with the assistance of an independent valuation firm.

          On January 28, 2008, the Company issued another warrant to Morgan Joseph, as part of the payment for services rendered by Morgan Joseph on the issuance of the Series A Preferred Shares. The warrant allows Morgan Joseph to purchase (i) up to 15,000 Series A Preferred Shares at US$1,100 per share prior to the closing of a qualified public offering or (ii) up to such number of ordinary shares automatically converted into from 15,000 Series A Preferred Shares upon the closing of a qualified public offering at 110% of the then-effective conversion price per Series A Preferred Share (“Morgan Joseph Preferred Shares Warrant”). The exercise period of the Morgan Joseph Preferred Shares Warrant commences on the date of issuance and expires on January 28, 2013. The Morgan Joseph Preferred Shares Warrant provides for a cashless exercise option.

          The Morgan Joseph Preferred Shares Warrant was classified as a liability from its issuance date to the closing of the Company’s IPO on January 25, 2010, in accordance with ASC sub-topic 480-10 (“ASC 480-10”), Distinguishing Liabilities from Equity: Overall, as Morgan Joseph is entitled to a cashless exercise into Series A Preferred Shares which are contingently redeemable for cash. The fair value of the Morgan Joseph Preferred Shares Warrant was US$899, US$14,333 and US$13,968 at the time of issuance and as of December 31, 2009 and January 25, 2010, respectively. A loss of US$13,793 and an income of US$365 from the change in fair market value of the Morgan Joseph Preferred Shares Warrant was recognized in the statements of operations during the years ended December 31, 2009 and 2010, respectively. The fair value of the Morgan Joseph Preferred Shares Warrant was determined with the assistance of an independent valuation firm.

          Upon the closing of the IPO on January 25, 2010, all of the outstanding Series A Preferred Shares were automatically converted into ordinary shares. As a result, pursuant to the preferred shares subscription agreement, the Morgan Joseph Preferred Shares Warrant automatically became a warrant that allows Morgan Joseph to purchase up to 4,606,880 ordinary shares at US$3.26 per share and was reclassified from liability to equity (“Morgan Joseph Converted Warrant”). The Morgan Joseph Converted Warrant commences on the date of the IPO, or January 25, 2010 and expires on January 28, 2013. The Morgan Joseph Converted Warrant provides for a cashless exercise option.

          On January 25, 2010, the Company completed an IPO, whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one American Depositary Share (“ADS”) and one warrant (“IPO Warrant”). Each ADS represents three ordinary shares and each IPO Warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. The Company determined that the relative fair value of the ADSs and the IPO Warrants was US$14.80 and US$1.20, respectively, and allocated the sales proceeds of US$16.00 per unit of securities to the ADS and the IPO Warrant based on their relative fair values. The exercise period of the IPO Warrants commences on the date of issuance and expires on the earlier of January 27, 2014 or the redemption of the warrants by the Company. The IPO Warrants can be redeemed at the option of the Company at any time during the exercise period at US$0.01 per warrant, provided that the sales price per ADS equals or exceeds US$23 for any 20 trading days within a 30-trading day period before the redemption.

          On January 25, 2010, the Company issued a warrant to Broadband Capital Management LLC (“Broadband Capital”), as part of the payment for services rendered by Broadband Capital on the Company’s IPO, for US$100.00. The warrant allows Broadband Capital to purchase a number of units of securities equal to an aggregate of 4% of the units of securities sold in the IPO at an exercise price of 120% of the IPO price, or US$19.20 per unit (the “Underwriter’s Warrants”). The warrants underlying the units of securities issuable upon exercise of the Underwriter’s Warrant are equivalent to the IPO Warrants, except that the Underwriter’s Warrants are exercisable at 120% of the IPO warrant exercise price, or $18 for three ordinary shares. The Underwriter’s Warrants are exercisable on a cashless basis, are non-redeemable and have a five-year term.

          Upon the closing of the Company’s IPO on January 25, 2010 and as of December 31, 2010 and 2011, in accordance with ASC 815-40, the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants were concluded to be indexed solely to the Company’s own stock since the Warrants do not contain an exercise contingency based on an observable market or an observable index, and the settlement amount would equal to the difference between the fair value of a fixed number of the Company’s ordinary shares and a fixed exercise price. In addition, the Company evaluated ASC 81-40-25-7 to ASC 815-40-25-35 and concluded that the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants could only be physical settled or net-share settled but not net-cash settled. Therefore, the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants have been classified as equity since the Company’s IPO on January 25, 2010.

          The Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants will continue to be reported as equity until such time as the warrants are exercised, expire, or become cash-settleable. In the event of a reclassification from equity to liability, the warrants will be measured at a new fair value as of the reclassification date with the change from the existing carrying value to the new fair value as an adjustment to shareholders’ equity.

          On July 26, 2010, the directors of CHL resolved to distribute its ordinary shares in the Company and the Founders’ Warrants to Founding Shareholders in proportion of their shareholding percentage at nil consideration. In connection with the distribution, CHL distributed to Sam Shoen and Shoen’s Trusts (collectively, “Shoen”) 66,964 Founders’ Warrants (the “Shoen’s Warrants”). Except for the Shoen’s Warrants, all of the other Founders’ Warrants expired unexercised.

          On August 18, 2011, the Company amended the exercise price of the Holder’s Warrants held by Vicis to US$1.1544 per share. Immediately after the amendment, Vicis exercised 8,662,509 of the warrants to purchase 8,662,509 ordinary shares of the Company at the reduced exercise price of US$1.1544 per share. Vicis holds 10,004,157 warrants after the exercise. On August 19, 2011, the Company further amended three other terms of the remaining 10,004,157 warrants held by Vicis (the “Vicis’ Amended Warrants”) by (i) introducing full-ratchet anti-dilution protection where the exercise price is further adjusted to equal the dilutive price if the Company issues or sells any shares or equity-linked instrument at a price per share or new exercise price per share less than the reduced exercise price of US$1.1544; (ii) providing a cashless exercise option; and (iii) increasing the hurdle for the Company’s exercise of its call option over the Holders’ Warrants, from a bid price equals or exceeds US$8.50 per share to US$17.66 per share.

          On October 27, 2011, the Company amended the exercise price of the Shoen’s Warrants to US$1.15 per share. Immediately after the amendment, Shoen exercised 31,072 of the warrants to purchase 31,072 ordinary shares of the Company at the reduced exercise price of US$1.15 per share. After the exercise, the Company further amended three other terms of the remaining 35,892 warrants held by Shoen (the “Shoen’s Amended Warrants) by (i) introducing full-ratchet anti-dilution protection where the exercise price is further adjusted to equal the dilutive price if the Company issues or sells any shares or equity-linked instrument at a price per share or new exercise price per share less than the reduced exercise price of US$1.15; (ii) providing a cashless exercise option; and (iii) increasing the hurdle for the Company’s exercise of its call option over the Founders’ Warrants, from a bid price equals or exceeds US$8.50 per share to US$17.66 per share.

          The Company evaluated ASC 815-40-15 and concluded that the 10,004,157 Vicis’ Amended Warrants and the 35,892 Shoen’s Amended Warrants are not indexed to its own stock due to the full-ratchet anti-dilution protection because the issuance of shares or an-equity-linked instrument in the future is not an input to the determination of the fair value of the settlement amount of a fixed-for-fixed or equity instrument. Therefore, the Vicis’ Amended Warrants and the Shoen’s Amended Warrants were reclassified from equity to liability. In accordance with ASC 815-40-35, the change in fair value of the Vicis’s Amended Warrants and the Shoen’s Warrants during the period these warrants were classified as equity was accounted for as an adjustment to stockholders’ equity with any subsequent change in fair value being adjusted through earnings. The aggregate fair value of the Vicis’ Amended Warrants and the Shoen’s Amended Warrants were US$1,391 and US$440 at the time of amendment and as of December 31, 2011, respectively. Thus, a debit to additional paid-in capital of US$1,391 and a gain of US$951 from the change in fair value of the Vicis’Amended Warrants and Shoen’s Amended Warrants were recognized in the statements of shareholders’ equity and the statements of operations, respectively, during the year ended December 31, 2011.

          The fair values of the outstanding Vicis’s Amended Warrants and Shoen’s Amended Warrants, which are classified as liabilities, were estimated at their commitment date and December 31, 2011 using the following assumptions:

Commitment date/ year-end date	Vicis’ Amended Warrants August 18, 2011	Shoen’s Amended Warrants October 27, 2011	Vicis’/Shoen’s Amended Warrants December 31, 2011

Average risk-free rate of return	0.24%	0.24%	0.24%
Expected term/life	2.38 years	2.18 years	2.00 years
Volatility rate	52.52%	51.20%	72.00%
Expected dividend yield	—	—	—
Fair value of ordinary share	0.14	0.04	0.04
Estimated forfeiture rate	0%	0%	0%

          The fair values of the Morgan Joseph Converted Warrants, IPO Warrants and Underwriter’s Warrants, which are classified as equity, were estimated at their commitment date using the following assumptions:

	Morgan Joseph Converted Warrant	IPO Warrants	Underwriter’s Warrants

Commitment date	January 25, 2010	January 25, 2010	January 25, 2010

Average risk-free rate of return	2.40%	2.40%	2.40%
Expected term/life	3.00 years	4.99 years	4.99 years
Volatility rate	66.00%	66.00%	66.00%
Expected dividend yield	—	—	—
Fair value of ordinary share	4.93	4.93	4.93
Estimated forfeiture rate	0%	0%	0%

          The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the fair value of the Company’s ordinary shares as of December 31, 2011, for those warrants that have an exercise price currently below the fair value of the Company’s ordinary shares. As of December 31, 2011, the Company has warrants outstanding to purchase an aggregate 34,086,929 ordinary shares. None of these warrants has an exercise price below the fair value of the Company’s ordinary shares, resulting in an aggregate intrinsic value of US$nil.

          All warrants were vested as of the date they were issued, except for the Underwriter’s Warrants which vested 540 days after the IPO on July 19, 2011. Except for the exercise and expiration of warrants described above, no other warrants were redeemed, forfeited, cancelled or exercised for the years ended December 31, 2009, 2010 and 2011.